UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04739

                                 Virtus Total Return Fund Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                           Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.8%
U.S. Treasury Note 2.250%, 8/15/27(16)	$2,000		$1,895

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,896)			1,895

FOREIGN GOVERNMENT SECURITIES—6.7%
Argentine Republic
7.500%, 4/22/26	725		774
5.875%, 1/11/28	230		215
Series NY, 8.280%, 12/31/33	967		1,058
6.875%, 1/11/48	155		142
Bolivarian Republic of Venezuela
RegS, 8.250%, 10/13/24(4)(7)	610		166
RegS, 7.650%, 4/21/25(4)(7)	830		226
9.375%, 1/13/34(7)	225		64
Dominican Republic 144A 6.875%, 1/29/26(3)	165		185
Federative Republic of Brazil
12.500%, 1/5/22	2,595	BRL	898
Notas de Tesouro National F Series, 10.000%, 1/1/25	730	BRL	235
5.625%, 1/7/41	490		473
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(3)	400		394
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	580		573
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	265		263
Kingdom of Morocco 144A 5.500%, 12/11/42(3)(16)	600		649
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	375		418
144A, 7.875%, 6/15/27(3)	275		287
Republic of Chile 5.500%, 8/5/20	240,500	CLP	422
Republic of Colombia
4.375%, 3/21/23	1,106,000	COP	362
9.850%, 6/28/27	1,050,000	COP	456
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	440		457
Republic of Ecuador 144A 8.875%, 10/23/27(3)	200		211
Republic of Ghana 144A 10.750%, 10/14/30(3)	255		342
Republic of Indonesia
FR70, 8.375%, 3/15/24	7,065,000	IDR	565
FR56, 8.375%, 9/15/26	4,365,000	IDR	351
Republic of South Africa
7.750%, 2/28/23	4,500	ZAR	386
4.875%, 4/14/26	200		200

	PAR VALUE		VALUE
4.300%, 10/12/28	$610		$574
Republic of Turkey
6.250%, 9/26/22	425		453
4.875%, 10/9/26	615		587
4.875%, 4/16/43	435		356
Russian Federation
144A, 7.850%, 3/10/18(3)	10,000	RUB	177
6216, 6.700%, 5/15/19	37,135	RUB	661
6215, 7.000%, 8/16/23	21,535	RUB	390
Sultanate of Oman
144A, 5.375%, 3/8/27(3)(16)	625		620
144A, 5.625%, 1/17/28(3)(16)	435		433
Ukraine
144A, 7.750%, 9/1/23(3)	195		204
144A, 7.750%, 9/1/26(3)	835		858
United Mexican States
Series M, 6.500%, 6/9/22	5,044	MXN	257
4.150%, 3/28/27	265		265
4.750%, 3/8/44	12		12

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $17,393)			16,619

MORTGAGE-BACKED SECURITIES—6.1%

Agency—0.4%
FNMA
4.000%, 8/1/47	517		530
4.000%, 9/1/47	566		581

			1,111

Non-Agency—5.7%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	390		409
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	340		359
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	171		171
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (5.850% minus 1 month LIBOR) 4.162%, 6/25/33(2)	116		115
AMSR Trust
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 3.840%, 11/17/33(2)(3)	245		248
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.990%, 11/17/33(2)(3)	385		389

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(2)(3)	$215	$217
Banc of America Funding Trust
2004-D, 5A1, 3.662%, 1/25/35(2)	91	86
2005-1, 1A1, 5.500%, 2/25/35	10	10
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	109	112
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(2)(3)	46	46
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	400	413
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	310	326
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	163	167
Bayview Opportunity Master Fund IVb Trust 2017-SPL3, B1 144A 4.250%, 11/28/53(2)(3)	150	157
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	245	249
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(3)	440	426
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	98	98
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 3.738%, 12/17/33(2)(3)	505	505
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A 3.074%, 5/27/47(2)(3)	63	62
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	43	41
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 3.527%, 1/25/34(2)	125	129
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	58	58
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	140	140
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	207	207
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	275	273
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	36	36
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(2)	176	176

	PAR VALUE	VALUE
Non-Agency—(continued)
Home Equity Mortgage Trust 2005-2, M7 , (1 month LIBOR + 1.680%) 3.301%, 7/25/35(2)	$153	$152
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 3.807%, 6/25/34(2)	287	293
JPMorgan Chase Mortgage Trust
2014-5, B2 144A, 3.000%, 10/25/29(2)(3)	145	137
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	331	330
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	353	351
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	207	201
2017-5, A1 144A, 3.190%, 10/26/48(2)(3)	485	483
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	93	92
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	68	70
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	133	135
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	179	181
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	610	628
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	191	195
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)(3)	249	248
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	355	357
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(2)(3)	113	113
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(3)	150	147
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)(3)	566	564
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	56	57
Residential Asset Mortgage Products Trust 2004-SL4, A3 6.500%, 7/25/32	51	51
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	115	118
Structured Asset Securities Corp. Assistance Loan Trust 2003-AL1, A 144A 3.357%, 4/25/31(3)	80	79
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	220	217
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	300	303
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	160	160
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	185	186
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	150	144

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	$1,065	$1,044
Tricon American Homes Trust
2016-SFR1, C 144A, 3.487%, 11/17/33(3)	635	630
2017-SFR1, A 144A, 2.716%, 9/17/34(3)	105	102
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(2)(3)	189	188
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(2)(3)	100	99
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)(3)	137	136
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	185	182

		13,998

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,239)		15,109

ASSET-BACKED SECURITIES—2.8%

Automobiles—1.4%
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	380	373
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	175	178
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A 3.510%, 9/15/23(3)	385	376
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	450	448
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	185	187
2016-3A, B 144A, 2.840%, 8/16/21(3)	440	440
Flagship Credit Auto Trust
2015-1, D 144A, 5.260%, 7/15/21(3)	415	424
2014-1, E 144A, 5.710%, 8/16/21(3)	150	152
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	455	452
2017-1A, C 144A, 3.500%, 7/15/22(3)	455	454

		3,484

Other—1.4%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	431	425
CLUB Credit Trust 2017-P1, B 144A 3.560%, 9/15/23(3)	305	305

	PAR VALUE	VALUE
Other—(continued)
Conn’s Receivables Funding LLC 2017-B, B 144A 4.520%, 11/15/20(3)	$380	$384
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	379	376
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	317	315
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	419	407
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	260	261
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	315	315
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	443	444
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(3)	282	277

		3,509

TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,012)		6,993

CORPORATE BONDS AND NOTES—27.9%

Consumer Discretionary—3.2%
Beazer Homes USA, Inc.
6.750%, 3/15/25	250	252
5.875%, 10/15/27	185	176
Cablevision Systems Corp. 5.875%, 9/15/22	375	375
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	200	195
Charter Communications Operating LLC 4.908%, 7/23/25(16)	385	396
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	325	325
Discovery Communications LLC 3.950%, 3/20/28	365	350
DISH DBS Corp. 7.750%, 7/1/26	220	217
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	135	139
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	315	336
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	150	148
iHeartCommunications, Inc. 9.000%, 12/15/19(7)	130	104
L Brands, Inc. 6.875%, 11/1/35	240	240

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Lennar Corp.
144A, 5.000%, 6/15/27(3)	$230	$229
144A, 4.750%, 11/29/27(3)	380	368
M/I Homes, Inc. 5.625%, 8/1/25	295	296
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	300	290
MDC Holdings, Inc. 5.500%, 1/15/24	150	156
Meredith Corp. 144A 6.875%, 2/1/26(3)	210	217
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	200	121
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	200	128
QVC, Inc. 5.125%, 7/2/22(16)	365	378
Scientific Games International, Inc.
6.625%, 5/15/21	370	382
144A, 5.000%, 10/15/25(3)	230	227
TRI Pointe Group, Inc. 5.875%, 6/15/24	375	387
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	370	361
Vista Outdoor, Inc. 5.875%, 10/1/23	370	366
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	375	375
Wyndham Worldwide Corp. 4.500%, 4/1/27	265	263

		7,797

Consumer Staples—0.7%
Albertsons’s Cos LLC 5.750%, 3/15/25	85	74
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	178	170
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	175	184
ESAL GmbH 144A 6.250%, 2/5/23(3)	430	409
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	165	160
MARB BondCo plc 144A 7.000%, 3/15/24(3)	315	310
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	140	141
Safeway, Inc. 7.250%, 2/1/31	250	209
Tops Holding LLC 144A 8.000%, 6/15/22(3)(7)	300	157

		1,814

Energy—7.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)(16)	358	382
Alta Mesa Holdings LP 7.875%, 12/15/24	245	261
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	235	239
Anadarko Finance Co. Series B 7.500%, 5/1/31	165	209
Berry Petroleum Co. LLC 144A 7.000%, 2/15/26(3)	85	86

	PAR VALUE	VALUE
Energy—(continued)
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	$210	$215
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)	75	76
Callon Petroleum Co. 6.125%, 10/1/24	328	335
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	460	515
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	370	355
Continental Resources, Inc. 4.500%, 4/15/23	185	187
Crestwood Midstream Partners LP 6.250%, 4/1/23	275	283
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	69	71
Ecopetrol S.A.
5.875%, 9/18/23	145	157
5.375%, 6/26/26(16)	410	432
Encana Corp. 8.125%, 9/15/30(16)	220	287
Energy Transfer Equity LP
5.000%, 10/1/22	120	125
5.875%, 1/15/24	475	504
Energy Transfer LP 5.875%, 3/1/22	145	155
EP Energy LLC
6.375%, 6/15/23	95	51
144A, 9.375%, 5/1/24(3)	105	77
144A, 8.000%, 11/29/24(3)	270	278
FTS International, Inc. 6.250%, 5/1/22	60	60
Gazprom OAO 144A 4.950%, 2/6/28(3)(6)(16)	280	286
Geopark Ltd. 144A 6.500%, 9/21/24(3)	380	382
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	240	248
HollyFrontier Corp. 5.875%, 4/1/26(16)	415	448
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	425	428
Kinder Morgan, Inc. 7.750%, 1/15/32(16)	500	637
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	625	639
MPLX LP 4.000%, 3/15/28	156	153
Nabors Industries, Inc. 5.500%, 1/15/23	280	278
NuStar Logistics LP 5.625%, 4/28/27	390	386
Oasis Petroleum, Inc. 6.875%, 1/15/23	425	434
Odebrecht Offshore Drilling Finance Ltd.
144A, 6.720%, 12/1/22(3)	57	54
PIK Interest Capitalization , 144A , 7.720%, 12/1/26(3)(13)	160	53

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%(3)(8)(17)	$26	$1
Parker Drilling Co. 7.500%, 8/1/20	520	480
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	225	221
7.375%, 1/17/27	860	931
144A, 5.999%, 1/27/28(3)	192	189
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(7)	665	168
Petroleos Mexicanos
4.875%, 1/24/22(16)	330	339
144A, 6.500%, 3/13/27(3)(16)	945	1,009
6.500%, 6/2/41(16)	330	330
Range Resources Corp. 4.875%, 5/15/25	465	446
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(6)	440	439
RSP Permian, Inc. 5.250%, 1/15/25	345	348
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	105	106
SESI LLC 144A 7.750%, 9/15/24(3)	280	291
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(3)	385	376
SM Energy Co. 5.625%, 6/1/25	150	143
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	500	554
SRC Energy, Inc. 144A 6.250%, 12/1/25(3)	215	217
State Oil Co. of The Azerbaijan Republic 6.950%, 3/18/30	345	380
Sunoco LP
144A, 5.500%, 2/15/26(3)	105	105
144A, 5.875%, 3/15/28(3)	90	90
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	195	210
6.800%, 3/15/38	145	117
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	17	15
144A, 7.125%, 4/15/25(3)	85	76
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	310	299
Weatherford International Ltd. 9.875%, 2/15/24	140	139
YPF S.A.
144A, 8.500%, 3/23/21(3)	238	261
144A, 8.750%, 4/4/24(3)	75	84
144A, 6.950%, 7/21/27(3)	385	388

		18,518

	PAR VALUE		VALUE
Financials—5.5%
Acrisure LLC 144A 7.000%, 11/15/25(3)	$440		$430
AerCap Ireland Capital DAC 3.650%, 7/21/27	380		357
Allstate Corp. (The) 5.750%, 8/15/53(5)(16)	394		421
Ares Capital Corp.
3.625%, 1/19/22	155		153
3.500%, 2/10/23	155		150
Athene Holding Ltd. 4.125%, 1/12/28(16)	375		361
Australia & New Zealand Banking Group Ltd.
144A 4.400%, 5/19/26(3)	400		403
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	305		288
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A, 6.500%, 3/10/21(3)(16)	350		373
144A, 5.125%, 1/18/33(3)	360		350
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)(16)	505		536
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)	280		299
Bancolombia S.A. 5.125%, 9/11/22	360		374
Bank of Montreal 3.803%, 12/15/32	80		76
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	100,000	CLP	174
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)(16)	425		397
Capital One Financial Corp. 3.750%, 7/28/26(16)	460		439
Compass Bank 3.875%, 4/10/25(16)	425		415
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(16)	350		357
FS Investment Corp. 4.750%, 5/15/22(16)	310		313
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)(16)	475		506
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	330		337
Huntington Bancshares, Inc. 5.700%, 12/29/49	385		388
ICAHN Enterprises LP 6.375%, 12/15/25	455		457
Jefferies Group LLC 4.850%, 1/15/27	50		52
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(16)	335		378
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)(16)	870		869
Leucadia National Corp. 5.500%, 10/18/23	220		231
Lincoln National Corp. , (3 month LIBOR + 2.040%) 3.785%, 4/20/67(2)(5)(16)	130		123
Navient Corp. 6.750%, 6/25/25	245		252

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
OM Asset Management plc 4.800%, 7/27/26(16)	$315	$317
Prudential Financial, Inc. 5.875%, 9/15/42(16)	275	295
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(3)	375	375
Synchrony Financial 3.950%, 12/1/27	335	322
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	250	248
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	160	157
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	305	302
Voya Financial, Inc. 5.650%, 5/15/53(16)	335	345
Wells Fargo & Co. Series S 5.900%, 8/15/27(16)	900	939

		13,559

Health Care—1.7%
Anthem, Inc. 3.650%, 12/1/27	99	96
Avantor, Inc. 144A 6.000%, 10/1/24(3)	175	175
Community Health Systems, Inc. 6.250%, 3/31/23	75	68
Concordia International Corp. 144A 9.000%, 4/1/22(3)	120	110
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	155	150
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(13)	195	195
Endo Dac 144A 6.000%, 7/15/23(3)(16)	520	390
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	105	111
HCA, Inc. 5.375%, 2/1/25	210	213
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	345	363
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	170	169
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(3)(13)	30	31
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(3)	280	291
144A, 6.750%, 7/1/25(3)	55	52
Tenet Healthcare Corp.
8.125%, 4/1/22	110	116
144A, 5.125%, 5/1/25(3)	165	160
144A, 7.000%, 8/1/25(3)	235	234
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	230	188

		PAR VALUE	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(3)	$	70	$70
144A, 5.625%, 12/1/21(3)		65	62
144A, 6.500%, 3/15/22(3)		30	31
144A, 5.875%, 5/15/23(3)		385	342
144A, 7.000%, 3/15/24(3)		25	26
144A, 5.500%, 11/1/25(3)		150	148
144A, 9.000%, 12/15/25(3)		55	55
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)		225	224

			4,070

Industrials—1.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)		390	376
Bombardier, Inc. 144A 6.125%, 1/15/23(3)		415	416
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)(16)		34	35
CNH Industrial N.V. 4.500%, 8/15/23		318	324
DP World Ltd. 144A 6.850%, 7/2/37(3)(16)		310	379
Embraer Netherlands Finance BV 5.400%, 2/1/27		120	127
JSL Europe S.A. 144A 7.750%, 7/26/24(3)		375	384
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)		370	389
Masco Corp. 5.950%, 3/15/22		228	249
Navistar International Corp. 144A 6.625%, 11/1/25(3)		380	391
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)		30	33
Pitney Bowes, Inc. 4.125%, 5/15/22(16)		433	407
Standard Industries, Inc.
144A, 5.500%, 2/15/23(3)		160	164
144A, 6.000%, 10/15/25(3)(16)		310	327
TransDigm, Inc.
6.500%, 7/15/24		245	253
6.500%, 5/15/25		155	159

			4,413

Information Technology—1.4%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)		114	103
Broadcom Corp. 3.125%, 1/15/25		405	381
Citrix Systems, Inc. 4.500%, 12/1/27(16)		365	362
Dell International LLC
144A, 5.450%, 6/15/23(3)		55	58
144A, 8.100%, 7/15/36(3)		110	134

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

		PAR VALUE	VALUE
Information Technology—(continued)
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	$	100	$102
Jabil, Inc. 3.950%, 1/12/28(16)		375	360
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)		140	146
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)		65	65
144A, 6.625%, 2/15/25(3)		365	350
VeriSign, Inc. 4.750%, 7/15/27		330	322
ViaSat, Inc. 144A 5.625%, 9/15/25(3)		380	371
VMware, Inc. 3.900%, 8/21/27		257	244
Western Digital Corp. 4.750%, 2/15/26		430	433

			3,431

Materials—3.0%
AK Steel Corp. 7.500%, 7/15/23		60	64
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(16)		400	416
Anglo American Capital plc 144A 4.000%, 9/11/27(3)(16)		475	460
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(3)(13)		365	380
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(5)(16)		400	454
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)		390	405
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)		315	313
Fibria Overseas Finance Ltd. 4.000%, 1/14/25		460	452
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)(16)		225	248
Hexion Inc. 6.625%, 4/15/20		200	186
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)		500	508
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)(16)		375	371
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)		420	434
Mercer International, Inc. 144A 5.500%, 1/15/26(3)		85	85
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)(16)		150	148
144A, 5.000%, 5/1/25(3)(16)		210	208
OCP SA 144A 5.625%, 4/25/24(3)(16)		350	368
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(3)		365	363
PQ Corp. 144A 5.750%, 12/15/25(3)		125	127
Rusal Capital DAC 144A 5.125%, 2/2/22(3)		315	311

		PAR VALUE		VALUE
Materials—(continued)
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	$	85		$95
Vale Overseas Ltd. 5.875%, 6/10/21(16)		350		374
Vedanta Resources plc 144A 6.125%, 8/9/24(3)		315		317
Yamana Gold, Inc. 144A 4.625%, 12/15/27(3)(16)		395		387

				7,474

Real Estate—1.1%
EPR Properties
4.750%, 12/15/26		175		175
4.500%, 6/1/27		200		197
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)		375		374
Healthcare Trust of America Holdings LP 3.750%, 7/1/27		190		184
Hospitality Properties Trust
4.950%, 2/15/27		80		82
4.375%, 2/15/30		215		208
LifeStorage LP 3.875%, 12/15/27		150		145
MPT Operating Partnership LP
5.500%, 5/1/24		290		297
5.000%, 10/15/27		175		171
Physicians Realty LP 4.300%, 3/15/27		265		263
Select Income REIT 4.500%, 2/1/25(16)		345		339
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)		325		291

				2,726

Telecommunication Services—1.5%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)		200		176
America Movil SAB de C.V. Series 12 6.450%, 12/5/22		2,000	MXN	98
AT&T, Inc.
5.250%, 3/1/37		50		52
4.800%, 6/15/44(16)		185		177
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)		380		387
CenturyLink, Inc. Series Y 7.500%, 4/1/24		190		191
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)		500		468
Frontier Communications Corp.
6.250%, 9/15/21		230		197
10.500%, 9/15/22		370		315
GTH Finance BV 144A 7.250%, 4/26/23(3)		425		465
Level 3 Financing, Inc. 5.375%, 1/15/24		370		368
Qwest Corp. 7.250%, 9/15/25		70		75
Sprint Corp. 7.625%, 3/1/26		120		119

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

		PAR VALUE	VALUE
Telecommunication Services—(continued)
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	$	400	$385
West Corp. 144A 8.500%, 10/15/25(3)		130	126
Windstream Services LLC 144A 8.625%, 10/31/25(3)		200	187

			3,786

Utilities—0.5%
AmeriGas Partners LP 5.500%, 5/20/25		185	183
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)		200	210
Ferrellgas Partners LP
8.625%, 6/15/20		50	46
6.750%, 6/15/23		365	332
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)		320	310
Vistra Operations Company LLC 144A 0.000%, 10/1/20(3)(7)(11)(8)		125	—(10)

			1,081

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $69,620)			68,669

LOAN AGREEMENTS(2)—5.2%

Consumer Discretionary—1.0%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21		194	191
Second Lien, (3 month LIBOR + 6.500%) 8.267%, 7/25/22		227	219
Affinity Gaming LLC , (3 month LIBOR + 3.500%) 5.193%, 7/1/23		296	297
Crown Finance US, Inc. , (3 month LIBOR + 2.500%) 0.000%, 2/7/25(12)		210	210
Gateway Casinos & Entertainment Ltd. Tranche B-1 , (3 month LIBOR + 3.750%) 5.443%, 2/22/23		45	45
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 5.650%, 9/29/24		264	267
Hoya Midco LLC First Lien , (1 month LIBOR + 4.000%) 5.648%, 6/30/24		50	50
Laureate Education, Inc. 2024 , (1 month LIBOR + 3.500%) 5.148%, 4/26/24		200	201

		PAR VALUE	VALUE
Consumer Discretionary—(continued)
Neiman Marcus Group Ltd. , (1 month LIBOR + 3.250%) 4.830%, 10/25/20	$	274	$232
Playa Resorts Holding B.V. , (3 month LIBOR + 3.250%) 4.945%, 4/29/24		254	256
Scientific Games International, Inc. Tranche B-5 , (3 month LIBOR + 2.750%) 4.449%, 8/14/24		10	10
Seminole Tribe of Florida Tranche B , (1 month LIBOR + 2.000%) 3.648%, 7/8/24		229	230
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.193%, 12/23/21		100	101
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 4.900%, 8/18/23		182	183

			2,492

Consumer Staples—0.5%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.398%, 8/25/21		354	349
BJ’s Wholesale Club, Inc. Second Lien , (1 month LIBOR + 7.500%) 9.080%, 2/3/25		195	195
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.148%, 10/10/23		173	174
Galleria Co. Tranche B , (1 month LIBOR + 3.000%) 4.625%, 9/29/23		49	49
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.100%, 10/30/22		69	69
Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.750%) 6.443%, 6/30/24		149	151
TKC Holdings, Inc. First Lien , (3 month LIBOR + 4.250%) 5.970%, 2/1/23		189	191

			1,178

Energy—0.4%
California Resources Corp. , (1 month LIBOR + 10.375%) 11.971%, 12/31/21		95	107
Chesapeake Energy Corp. Tranche A , (3 month LIBOR + 7.500%) 9.444%, 8/23/21		29	31
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 6.650%, 3/18/24		223	221
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 4.898%, 10/30/24		205	206
Seadrill Operating LP , (3 month LIBOR + 3.000%) 4.693%, 2/21/21		131	113

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

		PAR VALUE	VALUE
Energy—(continued)
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 5.850%, 9/27/24	$	220	$221
Ultra Resources, Inc. , (1 month LIBOR + 3.000%) 4.588%, 4/12/24		195	194

			1,093

Financials—0.3%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 7.648%, 8/4/25		356	365
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 7.648%, 6/30/22		340	335
Genworth Financial, Inc. , (3 month LIBOR + 4.500%) 0.000%, 2/28/23(12)		20	20

			720

Health Care—0.3%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 7.855%, 1/16/23		32	31
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 4.650%, 12/1/23		42	43
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.148%, 2/15/23		90	90
MMM Holdings, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19		32	31
MSO of Puerto Rico, Inc. , (3 month LIBOR + 8.750%) 10.324%, 6/30/19		23	22
NVA Holdings, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 8/14/22		307	307
PharMerica Corp. Second Lien , (1 month LIBOR + 7.750%) 9.329%, 12/5/25		30	30
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 5.943%, 12/30/22		137	137

			691

Industrials—0.9%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 6.871%, 10/25/23		488	493
Accudyne Industries LLC , (1 month LIBOR + 3.250%) 4.898%, 8/18/24		55	55
AECOM Tranche B , (3 month LIBOR + 1.750%) 0.000%, 2/23/25(12)		30	30
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.080%, 11/6/24		320	321

		PAR VALUE	VALUE
Industrials—(continued)
PAE Holding Corp. First Lien , (1 month LIBOR + 5.500%) 7.148%, 10/20/22	$	164	$164
Pro Mach Group, Inc. Tranche B , (3 month LIBOR + 3.000%) 0.000%, 3/7/25(12)		20	20
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 5.648%, 11/8/24		309	311
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.734%, 2/28/22		430	432
TransDigm, Inc. Tranche F , (3 month LIBOR + 2.750%) 4.421%, 6/9/23		382	384

			2,210

Information Technology—0.5%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 8.693%, 9/19/25		40	41
Blackboard, Inc. Tranche B-4, First Lien , (3 month LIBOR + 5.000%) 6.734%, 6/30/21		127	123
Everi Payments, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.148%, 5/9/24		109	110
Intralinks, Inc. First Lien , (3 month LIBOR + 4.000%) 5.700%, 11/14/24		135	135
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 10.023%, 11/1/24		126	130
NAB Holding LLC 2018 , (3 month LIBOR + 3.000%) 4.694%, 7/1/24		124	125
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.430%, 2/2/24		267	268
SS&C Technologies Holdings, Inc.
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(12)		69	69
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(12)		191	192
Veritas US, Inc. Tranche B , (3 month LIBOR + 4.500%) 6.193%, 1/27/23		151	151

			1,344

Materials—0.6%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.331%, 12/7/24		129	130
CPG International LLC , (3 month LIBOR + 3.750%) 5.593%, 5/5/24		223	225

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

		PAR VALUE	VALUE
Materials—(continued)
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	$	492	$380
Graftech International Ltd. , (3 month LIBOR + 3.500%) 5.081%, 2/12/25		115	115
IPS Acquisition LLC First Lien , (1 month LIBOR + 3.250%) 4.898%, 11/7/24		35	35
KMG Chemicals, Inc. , (1 month LIBOR + 2.750%) 4.398%, 6/15/24		37	37
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.200%, 2/14/24		149	151
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 4.250%) 5.898%, 8/25/23		338	340
PQ Corp. Tranche B-1 , (3 month LIBOR + 2.500%) 4.291%, 2/8/25		10	10
W. R. Grace & Co.
Tranche B-1, (3 month LIBOR + 1.750%) 0.000%, 2/23/25(12)		13	13
Tranche B-2, (3 month LIBOR + 1.750%) 0.000%, 2/23/25(12)		22	22

			1,458

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 7.650%, 3/24/25		138	140

Telecommunication Services—0.3%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.398%, 1/31/25		160	157
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.148%, 11/1/24		310	314
Second Lien, (1 month LIBOR + 8.250%) 9.898%, 11/1/25		175	177
West Corp. Tranche B , (1 month LIBOR + 4.000%) 5.648%, 10/10/24		96	97

			745

Utilities—0.3%
APLP Holdings LP , (1 month LIBOR + 3.500%) 5.148%, 4/13/23		123	124
Energy Future Intermediate Holding Co., LLC , (weekly LIBOR + 3.000%) 4.473%, 6/30/18		160	160

		PAR VALUE		VALUE
Utilities—(continued)
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 5.648%, 4/15/24	$	178		$179
Vistra Operations Co., LLC
(1 month LIBOR + 2.500%) 4.148%, 8/4/23		185		186
Tranche C, (1 month LIBOR + 2.500%) 4.148%, 8/4/23		32		32

				681

TOTAL LOAN AGREEMENTS (Identified Cost $12,741)				12,752

		SHARES

PREFERRED STOCKS—1.1%

Financials—0.8%
JPMorgan Chase & Co. Series Z, 5.300%(16)		415	(9)	427
KeyCorp Series D, 5.000%		95	(9)	95
M&T Bank Corp. Series F, 5.125%(16)		175	(9)	178
PNC Financial Services Group, Inc. (The) Series R, 4.850%(16)		305	(9)	307
PNC Financial Services Group, Inc. (The) Series S, 5.000%(16)		395	(9)	401
Zions Bancorp 6.950%		17,485		507

				1,915

Industrials—0.3%
General Electric Co. Series D, 5.000%(16)		657	(9)	650

TOTAL PREFERRED STOCKS (Identified Cost $2,553)				2,565

COMMON STOCKS—85.6%

Consumer Discretionary—0.0%
VICI Properties, Inc.(1)		3,574		70

Energy—14.2%
Antero Midstream GP LP		121,320		2,244
Cheniere Energy, Inc.(1)		60,365		3,170
Enbridge, Inc.		124,289		3,955
Frontera Energy Corp.(1)		837		28
Kinder Morgan, Inc.		362,311		5,870
ONEOK, Inc.		42,050		2,369
Pembina Pipeline Corp.		101,320		3,258
Targa Resources Corp.		45,340		2,025

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2018

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
TransCanada Corp.	162,758	$7,034
Williams Cos., Inc. (The)	182,219	5,058

		35,011

Financials—0.1%
CGG SA(1)	58,409	102

Industrials—29.3%
Abertis Infraestructuras SA	259,245	6,186
Aena SME SA	37,704	7,657
Atlantia SpA	391,934	12,040
Auckland International Airport Ltd.	466,851	2,167
Canadian National Railway Co.	29,475	2,281
CSX Corp.	41,295	2,218
East Japan Railway Co.	30,575	2,868
Flughafen Zuerich AG Registered Shares	18,254	4,334
Fraport AG Frankfurt Airport Services Worldwide	32,365	3,303
Norfolk Southern Corp.	31,905	4,437
Sydney Airport	626,520	3,183
Transurban Group	1,459,385	13,006
Union Pacific Corp.	40,790	5,313
Vinci SA	31,586	3,119

		72,112

Real Estate—7.2%
American Tower Corp.	69,560	9,692
Crown Castle International Corp.	73,220	8,058

		17,750

Telecommunication Services—1.6%
Cellnex Telecom SA	156,270	4,018

Utilities—33.2%
ALLETE, Inc.	29,195	1,990
American Electric Power Co., Inc.	88,985	5,836
American Water Works Co., Inc.	45,370	3,600
Aqua America, Inc.	65,040	2,224
Atmos Energy Corp.	46,005	3,703
CMS Energy Corp.	61,845	2,625
Dominion Energy, Inc.	89,348	6,618
DTE Energy Co.	44,750	4,510
Emera, Inc.	68,455	2,209
Enel SpA	353,200	2,050
Engie SA	151,605	2,364
Fortis, Inc.	105,420	3,445

	SHARES	VALUE
Utilities—(continued)
Iberdrola SA	323,763	$2,383
NextEra Energy, Inc.	74,930	11,401
NiSource, Inc.	118,355	2,737
ONE Gas, Inc.	24,820	1,578
Orsted A/S	40,700	2,534
Public Service Enterprise Group, Inc.	79,500	3,850
Sempra Energy	63,350	6,904
Spire, Inc.	27,140	1,840
Vectren Corp.	41,390	2,494
Xcel Energy, Inc.	109,455	4,737

		81,632

TOTAL COMMON STOCKS (Identified Cost $203,077)		210,695

RIGHTS—0.0%
Vistra Energy Corp.(8)	2,084	1

TOTAL RIGHTS (Identified Cost $2)		1

WARRANTS—0.0%
CGG SA(1)	15	—

TOTAL WARRANTS (Identified Cost $—)		—

TOTAL LONG TERM INVESTMENTS—136.2% (Identified Cost $329,533)		335,298	(14)

SHORT-TERM INVESTMENT—1.6%

Purchased Options—0.2%

(See open purchased options schedule)

Total Purchased Options—0.2% (Premiums Paid $703)		462

Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.260%)(15)	3,323,943	3,324

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,027)		3,786

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—137.7% (Identified Cost $333,560)		339,084	(14)

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

($ reported in thousands)

SHARES	VALUE
WRITTEN OPTIONS—0.4%

(See open written options schedule)

TOTAL WRITTEN OPTIONS—(0.4)% (Premiums Received $1,253) $	(969)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—137.3% (Identified Cost $332,307)	338,115

Other assets and liabilities, net—(37.3)%	(91,936)

NET ASSETS—100.0%	$246,179

Abbreviations:
FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of February 28, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to a value of $62,217 or 25.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.
(9)	Value shown as par value.
(10)	Amount is less than $500.
(11)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)	This loan will settle after February 28, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	100% of the income received was in cash.
(14)	All or a portion of the portfolio segregated as collateral for borrowings.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	All or a portion of the security is segregated as collateral for written options.
(17)	No contractual maturity date.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

Country Weightings †
United States	59%
Canada	8
Spain	6
Australia	5
Italy	4
France	2
Switzerland	1
Other	15
Total	100%

† % of total investments net of written options as of February 28, 2018.

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

($ reported in thousands)

Open Purchased Options contracts as of February 28, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	137	$40,141	$2,930	3/2/2018	$1
S&P 500® Index	368	108,192	2,940	3/5/2018	0
S&P 500® Index	429	126,126	2,940	3/7/2018	6
S&P 500® Index	136	39,440	2,900	3/9/2018	3
S&P 500® Index	393	116,328	2,960	3/12/2018	—(2)
S&P 500® Index	525	154,875	2,950	3/14/2018	15
Put Options
S&P 500® Index	137	34,730	2,535	3/2/2018	5
S&P 500® Index	368	91,632	2,490	3/5/2018	16
S&P 500® Index	429	107,036	2,495	3/7/2018	42
S&P 500® Index	136	34,272	2,520	3/9/2018	26
S&P 500® Index	393	101,198	2,575	3/12/2018	149
S&P 500® Index	525	132,825	2,530	3/14/2018	199

Total Purchased Options					$462

Open Written Options contracts as of February 28, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options
S&P 500® Index	137	$39,456	$2,880	3/2/2018	$(1)
S&P 500® Index	368	105,432	2,865	3/5/2018	(5)
S&P 500® Index	429	122,694	2,860	3/7/2018	(13)
S&P 500® Index	136	38,760	2,850	3/9/2018	(5)
S&P 500® Index	393	113,577	2,890	3/12/2018	(12)
S&P 500® Index	525	151,463	2,885	3/14/2018	(23)
Put Options
S&P 500® Index	137	35,415	2,585	3/2/2018	(6)
S&P 500® Index	368	94,392	2,565	3/5/2018	(39)
S&P 500® Index	429	110,468	2,575	3/7/2018	(97)
S&P 500® Index	136	34,952	2,570	3/9/2018	(36)
S&P 500® Index	393	103,949	2,645	3/12/2018	(287)
S&P 500® Index	525	136,238	2,595	3/14/2018	(445)

Total Written Options					$(969)

Footnote Legend:

(1) Strike price not reported in thousands.

(2) Amount is less than $500.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of February 28, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at February 28, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,993	$—	$6,993	$—
Corporate Bonds And Notes	68,669	—	68,668	1
Foreign Government Securities	16,619	—	16,619	—
Loan Agreements	12,752	—	12,752	—
Mortgage-Backed Securities	15,109	—	15,109	—
U.S. Government Securities	1,895	—	1,895	—
Equity Securities:
Common Stocks	210,695	139,413	71,282	—
Preferred Stocks	2,565	507	2,058	—
Purchased Options	462	403	59	—
Rights	1	—	—	1
Short-Term Investments	3,324	3,324	—	—
Warrants	—	—	—	—
Total Investments before Written Options	$339,084	$143,647	$195,435	$2
Written Options	$(969)	$(933)	$(36)	$—
Total Investments Net of Written Options	$338,115	$142,714	$195,399	$2

Securities held by the Fund with an end of period value of $47,938 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities. There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at February 28, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2018.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The significant accounting policies consistently followed by the Fund in the preparation of its financial statements are summarized below and, for derivatives, included in Note 2 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors of the Fund (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability.

The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value,” and written options are reported as a liability within “Written options at value” in the Statement of Assets and Liabilities. Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options”. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

NOTE 3 — ILLIQUID AND RESTRICTED SECURITIES

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at February 28, 2018, with an aggregate value of $54 representing 0.0% of the Fund’s net assets.

At February 28, 2018, the Fund did not hold any securities that were both illiquid and restricted.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2018

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund Inc.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 4/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 4/25/2018

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer (principal financial officer)

Date 4/25/2018

* Print the name and title of each signing officer under his or her signature.